Reinsurance (Tables)	12 Months Ended
Dec. 31, 2019
Insurance Contracts [Abstract]
Schedule of Reinsurance Assets
Reinsurance assets are measured using the amounts and assumptions associated with the underlying insurance contracts and in accordance with the terms of each reinsurance contract. Reinsurance assets are comprised of the following:

As at December 31, 2019	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$35	$10	$322	$—	$367
Individual non-participating life and health	(377)	913	48	20	604
Group life and health	384	1,881	2	—	2,267
Individual annuities	—	—	—	26	26
Group annuities	131	—	—	—	131
Reinsurance assets before other policy assets	173	2,804	372	46	3,395
Add: Other policy assets(2)	73	456	57	43	629
Total Reinsurance assets	$246	$3,260	$429	$89	$4,024

(1) Primarily business from the UK and run-off reinsurance operations. Includes UK business of $20 for Individual non-participating life and health, and $26 for Individual annuities.
(2) Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2018	Canada	U.S.	Asia	Corporate(1)	Total
Individual participating life	$20	$10	$180	$—	$210
Individual non-participating life and health	(205)	1,076	36	21	928
Group life and health	358	1,848	2	—	2,208
Individual annuities	—	—	—	186	186
Group annuities	121	—	—	—	121
Reinsurance assets before other policy assets	294	2,934	218	207	3,653
Add: Other policy assets(2)	80	307	42	59	488
Total Reinsurance assets	$374	$3,241	$260	$266	$4,141

(1) Primarily business from the UK and run-off reinsurance operations. Includes UK business of $21 for Individual non-participating life and health, and $47 for Individual annuities.
(2) Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

Schedule of Reinsurance Expenses and Benefits
Reinsurance (expenses) recoveries are comprised of the following:

For the years ended December 31,	2019	2018
Recovered claims and benefits	$1,955	$1,839
Commissions	70	74
Reserve adjustments	26	25
Operating expenses and other	80	83
Reinsurance (expenses) recoveries	$2,131	$2,021